SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Disciplined Market Neutral Fund (Effective on or about July 19, 2013: DWS Diversified Market Neutral Fund)

The following changes are effective on or about July 19, 2013.

DWS Disciplined Market Neutral Fund will change its name to DWS Diversified Market Neutral Fund.

QS Investors, LLC (”QS Investors”) will no longer serve as subadvisor to the fund. All references to QS Investors are hereby deleted.

The following information replaces the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. The fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the fund’s assets are allocated to separate investment management teams, including subadvisors that employ different market neutral investment strategies. Pursuant to the investment management teams’ different investment strategies, the fund’s investment portfolio is primarily comprised of exposure to long and short positions in securities and other investments from U.S., foreign and emerging markets. Portfolio management buys (takes long positions in) investments that it believes are undervalued and sells short securities and other investments (e.g., borrows the investment and then sells it) that it believes are overvalued. The fund’s long equity investments will consist mainly of common stocks, but may also include investments in other types of equities such as preferred stocks or convertible stocks.

Management process. The Advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund. The fund’s different investment management teams, including subadvisors, select individual portfolio securities for the assets assigned to them. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend to the Board the hiring, termination and replacement of any subadvisors. The Advisor currently allocates the fund’s assets among three different investment management teams, including two subadvisors that employ different market neutral strategies.

In selecting investment management teams, the Advisor seeks to identify investment management teams that, based on their investment strategies and historical performance, have the potential, in the opinion of the Advisor, to perform independently of each other and achieve low correlation to, and lower volatility than the markets. When determining how to allocate assets of the fund among the investment management teams, the Advisor will consider a variety of factors, including the investment strategy, the investment sub-strategy and expected return potential, and the manner in which the investment management teams’ historical and expected investment returns correlate with each other. In addition, additional guidelines will also be employed and monitored by the Advisor to ensure the investment management teams’ compliance with its stated mandate and risk framework.

The Advisor currently allocates the fund’s assets across two sub-advised sleeves managed by Pyramis Global Advisors, LLC (”Pyramis”) and Henderson Alternative Investment Advisor Limited (”Henderson”) and one sleeve managed by the Advisor. Each investment management team will employ different market neutral investment strategies when managing the assets of the fund allocated to it.

Derivatives. In implementing their respective strategies, the investment management teams generally may use futures contracts and total return swaps, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular security or market or to maintain full long and short exposure. In addition, the respective investment management teams may use forward currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

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Pyramis’ Market Neutral Strategy: The strategy utilizes a long/short market neutral approach with the ability to go wherever research identifies the best opportunities both domestically and globally. Portfolio management may invest the proceeds from the short positions to create a maximum gross exposure up to 300% of the sleeve’s net assets. For example, to create a gross exposure of 300%, for every dollar allocated to the strategy, portfolio management may sell short investments with a value of $1.50 and buy long investments with a value of $1.50, utilizing proceeds from the short sale. Such investment techniques create leverage, and are subject to regulatory limits. To isolate sources of performance spread (i.e., the performance differential between the long and short portfolios), portfolio management focuses on strong, company-level catalysts and fundamentally driven themes in the marketplace that can be translated into long and short positions via pair trades. From a valuation perspective, portfolio management looks for stocks that are trading at reasonable valuations relative to growth prospects and relative to peers. Stocks are typically sold when the investment thesis behind the stock’s inclusion in the strategy has played out, if there is a change to the investment thesis given new information, or if portfolio management simply sees better opportunity elsewhere.

When constructing the portfolio, portfolio management is able to draw input from research analysts located in various countries around the globe. Day-to-day decision making within the strategy generally takes place in a collaborative team context, with final security selection and accountability resting with portfolio management. The focus of the team context is to incorporate multiple viewpoints reached from a variety of perspectives and activities. The approach encourages active discussion among team members, resulting in a higher level and quality of idea generation. Daily meetings, as well as informal interactions, set the platform for optimal communication.

In implementing the strategy, portfolio management generally may use futures contracts and total return swaps.

Henderson’s Market Neutral Strategy: The strategy is a ’best ideas’ global, highly liquid equity long/short strategy that focuses exclusively on public equities. In choosing securities, portfolio management utilizes a bottom up, fundamental stock-selection criteria based on deep fundamental analysis. Regional investment teams contribute investment ideas and recommendations which are pooled together to form one portfolio. The strategy utilizes a mix of fundamental investment disciplines that include both growth and value strategies to reduce volatility and correlation. Portfolio management adopts an active management approach to adapt the portfolio to rapidly changing market and macro conditions. Portfolio management conducts rigorous portfolio stress testing and analysis to seek to preserve capital through all market cycles.

In implementing the strategy, portfolio management may use futures contracts and forward currency contracts. Typically, the strategy generally may result in a long bias. Portfolio management generally may look to achieve market neutrality by reducing the net exposure through the use of appropriate index futures contracts.

The Advisor’s Market Neutral Strategy: The strategy employs a proprietary multi-factor quantitative model that ranks securities based on expected performance over a defined time horizon. The rankings are supported through factor selection and weightings that reflect the efficacy and consistency of all the factors that are analyzed. The model utilizes numerous quantitative factors across broad categories such as valuation, momentum, profitability, earnings and sales growth and equity change. In constructing the portfolio, market neutrality will be achieved by investing equal dollar amounts in the long and short portfolios.

In implementing the strategy, portfolio management generally may use futures contracts.

The following disclosure is added under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Multi-manager approach risk. While the investment strategies employed by the fund’s investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund’s multiple investment management teams may result in the fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for the fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase the fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the fund’s portfolio securities, higher brokerage commissions and other transaction costs. The success of the fund’s investment strategy depends on, among other things, both the Advisor’s skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team’s skill in executing the relevant investment strategy and selecting investments for the fund. The degree of correlation among the investment management teams’ investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of

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correlation with each other and with the market than other investment management teams.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Leverage Risk. The fund creates leverage to the extent that the fund utilizes the short sale proceeds to invest in long positions. This leverage means that changes in the prices of securities the fund owns may have a greater effect on the share price of the fund. The fund may incur interest expense and other costs when it engages in such transactions; therefore, unless returns on assets acquired with short sale proceeds are greater than the costs, performance will be lower than it would have been if it had not engaged in such transactions. When the fund engages in such transactions, the fund must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its portfolio holdings even though it may be disadvantageous to do so at that time.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund’s overall portfolio as compared to the portfolio of a larger fund.

The following disclosure is added under the ”MAIN RISKS” sub-section of the ”FUND DETAILS” section of the fund’s prospectus:

Multi-manager approach risk. While the investment strategies employed by the fund’s investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund’s multiple investment management teams may result in the fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for the fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase the fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the fund’s portfolio securities, higher brokerage commissions and other transaction costs. The success of the fund’s investment strategy depends on, among other things, both the Advisor’s skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team’s skill in executing

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the relevant investment strategy and selecting investments for the fund. The degree of correlation among the investment management teams’ investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Leverage Risk. The fund creates leverage to the extent that the fund utilizes the short sale proceeds to invest in long positions. This leverage means that changes in the prices of securities the fund owns may have a greater effect on the share price of the fund. The fund may incur interest expense and other costs when it engages in such transactions; therefore, unless returns on assets acquired with short sale proceeds are greater than the costs, performance will be lower than it would have been if it had not engaged in such transactions. When the fund engages in such transactions, the fund must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its portfolio holdings even though it may be disadvantageous to do so at that time.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly

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and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund’s overall portfolio as compared to the portfolio of a larger fund.

The following information replaces the existing disclosure under the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

MANAGEMENT

Investment Advisor

Deutsche Investment Management Americas Inc.

Portfolio Manager(s)

Chris Umscheid, Director, DIMA. Lead Portfolio Manager of the fund. Joined the fund in 2013.

Owen Fitzpatrick, CFA, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

Pankaj Bhatnagar, PhD, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

Subadvisor

Pyramis Global Advisors, LLC

Portfolio Manager(s)

Timothy E. Heffernan, CFA, Portfolio Manager, Pyramis. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

Subadvisor

Henderson Alternative Investment Advisor Limited

Portfolio Manager(s)

Graham Kitchen, Head of Equities, Henderson. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

The following disclosure replaces similar disclosure concerning the sub-advisor in the ”Subadvisor” sub-section of the ”WHO MANAGES AND OVERSEES THE FUND” section of the fund’s prospectus:

Subadvisors

Pyramis Global Advisors, LLC

Pyramis Global Advisors, LLC (”Pyramis”) located at 900 Salem St., Smithfield, RI 02917 serves as subadvisor to a sleeve of the fund. Pyramis is the institutional asset management arm of Fidelity Investments, one of the world’s largest mutual fund managers. As of December 31, 2012, Pyramis had approximately $31.6 billion in assets under management and, with its affiliates, manages more than $1 billion in long/short assets. Under the oversight of DIMA and the Board, Pyramis makes the investment decisions and buys and sells securities for a sleeve of the fund. DIMA pays a fee to Pyramis pursuant to an investment subadvisory agreement between DIMA and Pyramis.

Henderson Alternative Investment Advisor Limited

Henderson Alternative Investment Advisor Limited (”Henderson”) located at 201 Bishopsgate, London, UK, EC2M 3 AE serves as subadvisor to a sleeve of the fund. Henderson is a subsidiary of Henderson Group PLC, an independent global asset management business founded in 1934 and currently has approximately $5.3 billion in alternative assets under management. Under the oversight of DIMA and the Board, Henderson makes the investment decisions and buys and sells securities for a sleeve of the fund. DIMA pays a fee to Henderson pursuant to an investment subadvisory agreement between DIMA and Henderson.

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The following information replaces the existing disclosure under the ”MANAGEMENT” sub-section of the ”FUND DETAILS” section of the fund’s prospectus.

Deutsche Investment Management Americas Inc.

Chris Umscheid, Director, DIMA. Lead Portfolio Manager of the fund. Joined the fund in 2013.

●	Global Head of Hedge Fund Research and Due Diligence and Member of the Global Hedge Fund Investment Committee: New York.

●
Joined Deutsche Asset & Wealth Management in 2007 with 13 years of industry experience; previously, served as a Portfolio Manager for Fund of Hedge Funds at Wafra Investment Advisory Group, a Portfolio Manager and Director of Research at Yankee Advisers, LLC and a Senior Analyst at Phoenix Advisers Inc. Began career as a Financial Analyst at Goldman Sachs.

●	AB in Economics from Dartmouth College.

Owen Fitzpatrick, CFA, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2009.

●
Prior to joining Deutsche Asset & Wealth Management, Managing Director of Deutsche Bank Private Wealth Management, head of U.S. Equity Strategy, manager of the U.S. large cap core, value and growth portfolios, member of the U.S. Investment Committee and head of the Equity Strategy Group.

●
Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously served as a portfolio manager at Manufacturer’s Hanover Trust Company.

●	BA and MBA, Fordham University.

Pankaj Bhatnagar, PhD, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

●	Portfolio Manager for the Quantitative Group: New York.

●	Degree in Civil Engineering from Indian Institute of Technology; MBA from Kent State University; PhD in Finance from University of North Carolina at Chapel Hill.

Pyramis Global Advisors, LLC

Timothy E. Heffernan, CFA, Portfolio Manager, Pyramis. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

●	Joined Fidelity, an affiliate of Pyramis, in 1984.

●
Portfolio Manager for the firm’s market neutral institutional investment strategy in 1993 and has managed market neutral strategies for institutional clients for more than 19 years. Currently, manages the Pyramis equity market neutral strategies for more than 30 institutional clients.

●	BS, Northeastern University.

Henderson Alternative Investment Advisor Limited

Graham Kitchen, Head of Equities, Henderson. Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

●	Joined Henderson in 2005.

●	Prior to joining Henderson, was Head of UK Equities at Threadneedle and Co-Head of Investment at Invesco Asset Management.

●
Graham graduated from Lancaster University with a First Class BA (Hons) in History and then gained a Masters degree in Modern History from Oxford University. Graham is a member of AIMR and became a CFA Charterholder in 1995.

Please Retain This Supplement for Future Reference
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